Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						¥ 176,095
Ending Balance		¥ 178,971				178,971
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		43,273				37,879
Gains or losses (realized/ unrealized), included in earnings	[1]	1,557				1,716
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	944				1,579
Gains or losses (realized/ unrealized), total		2,501				3,295
Purchases	[3]	2,439				17,078
Sales		(3,654)				(13,693)
Settlements	[4]	0				0
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		44,559				44,559
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,464				1,545
Investment funds | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		43,273				37,879
Gains or losses (realized/ unrealized), included in earnings	[1]	1,557				1,716
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	944				1,579
Gains or losses (realized/ unrealized), total		2,501				3,295
Purchases	[3]	2,439				17,078
Sales		(3,654)				(13,693)
Settlements	[4]	0				0
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		44,559				44,559
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,464				1,545
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		13,565		¥ 18,070		15,008		¥ 22,116
Gains or losses (realized/ unrealized), included in earnings		(3,278)	[1]	(3,802)	[5]	(5,593)	[1]	(8,908)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[2]	0	[6]	0	[2]	0	[6]
Gains or losses (realized/ unrealized), total		(3,278)		(3,802)		(5,593)		(8,908)
Purchases	[3]	935		1,405		1,953		3,016
Sales		0		0		0		0
Settlements	[4]	(101)		(431)		(247)		(982)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		11,121		15,242		11,121		15,242
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(3,278)	[1]	(3,802)	[5]	(5,593)	[1]	(8,908)	[5]
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[7]	13,565		18,070		15,008		22,116
Gains or losses (realized/ unrealized), included in earnings	[7]	(3,278)	[1]	(3,802)	[5]	(5,593)	[1]	(8,908)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income	[7]	0	[2]	0	[6]	0	[2]	0	[6]
Gains or losses (realized/ unrealized), total	[7]	(3,278)		(3,802)		(5,593)		(8,908)
Purchases	[3],[7]	935		1,405		1,953		3,016
Sales	[7]	0		0		0		0
Settlements	[4],[7]	(101)		(431)		(247)		(982)
Transfers in and/or out of Level 3 (net)	[7]	0		0		0		0
Ending Balance	[7]	11,121		15,242		11,121		15,242
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[7]	(3,278)	[1]	(3,802)	[5]	(5,593)	[1]	(8,908)	[5]
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		419,455	[8]	557,914	[8]	444,010	[7]	605,520	[8]
Gains or losses (realized/ unrealized), included in earnings		(9,107)	[1],[8]	(7,060)	[5],[8]	(9,254)	[1],[7]	(15,898)	[5],[8]
Gains or losses (realized/ unrealized), included in other comprehensive income		(109)	[2],[8]	0	[6],[8]	(112)	[2],[7]	0	[6],[8]
Gains or losses (realized/ unrealized), total		(9,216)	[8]	(7,060)	[8]	(9,366)	[7]	(15,898)	[8]
Purchases	[3]	0	[8]	0	[8]	0	[7]	0	[8]
Sales		0	[8]	0	[8]	0	[7]	0	[8]
Settlements	[4]	(22,966)	[8]	(47,955)	[8]	(47,671)	[7]	(104,399)	[8]
Transfers in and/or out of Level 3 (net)		0	[8]	0	[8]	0	[7]	0	[8]
Ending Balance	[8]	405,705	[7]	517,019		405,705	[7]	517,019
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(9,107)	[1],[8]	(7,060)	[5],[8]	(9,254)	[1],[7]	(15,898)	[5],[8]
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		419,455		557,914		444,010		605,520
Gains or losses (realized/ unrealized), included in earnings		(9,107)	[1]	(7,060)	[5]	(9,254)	[1]	(15,898)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		(109)	[2]	0	[6]	(112)	[2]	0	[6]
Gains or losses (realized/ unrealized), total		(9,216)		(7,060)		(9,366)		(15,898)
Purchases	[3]	0		0		0		0
Sales		0		0		0		0
Settlements	[4]	(22,966)		(47,955)		(47,671)		(104,399)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		405,705		517,019		405,705		517,019
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(9,107)	[1]	(7,060)	[5]	(9,254)	[1]	(15,898)	[5]
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		114,095				120,917
Gains or losses (realized/ unrealized), included in earnings	[1]	21				1,150
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	2,144				4,738
Gains or losses (realized/ unrealized), total		2,165				5,888
Purchases	[3]	23,268				32,972
Sales		(5,277)				(15,998)
Settlements	[4]	(11,703)				(21,231)
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		122,548				122,548
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	15				31
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,845				3,037
Gains or losses (realized/ unrealized), included in earnings	[1]	0				0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(2)				0
Gains or losses (realized/ unrealized), total		(2)				0
Purchases	[3]	0				0
Sales		0				0
Settlements	[4]	(296)				(490)
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		2,547				2,547
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0				0
Available-for-sale Debt Securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		813				861
Gains or losses (realized/ unrealized), included in earnings	[1]	0				0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1)				(2)
Gains or losses (realized/ unrealized), total		(1)				(2)
Purchases	[3]	0				0
Sales		0				0
Settlements	[4]	(50)				(97)
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		762				762
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0				0
Available-for-sale Debt Securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		25,874				36,010
Gains or losses (realized/ unrealized), included in earnings	[1]	(55)				1,034
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	672				1,136
Gains or losses (realized/ unrealized), total		617				2,170
Purchases	[3]	1,304				1,304
Sales		0				(6,711)
Settlements	[4]	(3,799)				(8,777)
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		23,996				23,996
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(39)				(59)
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		84,563				81,009
Gains or losses (realized/ unrealized), included in earnings	[1]	76				116
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,475				3,604
Gains or losses (realized/ unrealized), total		1,551				3,720
Purchases	[3]	21,964				31,668
Sales		(5,277)				(9,287)
Settlements	[4]	(7,558)				(11,867)
Transfers in and/or out of Level 3 (net)		0				0
Ending Balance		95,243				95,243
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	54				90
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		470		3,961		2,291		5,233
Gains or losses (realized/ unrealized), included in earnings		(137)	[1]	(790)	[5]	(2,398)	[1]	(1,920)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[2]	0	[6]	0	[2]	0	[6]
Gains or losses (realized/ unrealized), total		(137)		(790)		(2,398)		(1,920)
Purchases	[3]	447		2,108		1,673		3,372
Sales		0		0		0		0
Settlements	[4]	(37)		(9)		(823)		(1,415)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		743		5,270		743		5,270
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(137)	[1]	(790)	[5]	(2,398)	[1]	(1,920)	[5]
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		470		3,961		2,291		5,233
Gains or losses (realized/ unrealized), included in earnings		(137)	[1]	(790)	[5]	(2,398)	[1]	(1,920)	[5]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[2]	0	[6]	0	[2]	0	[6]
Gains or losses (realized/ unrealized), total		(137)		(790)		(2,398)		(1,920)
Purchases	[3]	447		2,108		1,673		3,372
Sales		0		0		0		0
Settlements	[4]	(37)		(9)		(823)		(1,415)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		743		5,270		743		5,270
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		¥ (137)	[1]	(790)	[5]	¥ (2,398)	[1]	(1,920)	[5]
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				117,169				124,516
Gains or losses (realized/ unrealized), included in earnings	[5]			1,668				1,696
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(133)				895
Gains or losses (realized/ unrealized), total				1,535				2,591
Purchases	[3]			37,399				44,545
Sales				(16,347)				(25,114)
Settlements	[4]			(7,966)				(14,748)
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				131,790				131,790
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			124				120
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				2,069				1,618
Gains or losses (realized/ unrealized), included in earnings	[5]			0				0
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			4				5
Gains or losses (realized/ unrealized), total				4				5
Purchases	[3]			900				1,400
Sales				0				0
Settlements	[4]			(188)				(238)
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				2,785				2,785
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			0				0
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				1,016				1,087
Gains or losses (realized/ unrealized), included in earnings	[5]			5				5
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(1)				(2)
Gains or losses (realized/ unrealized), total				4				3
Purchases	[3]			0				0
Sales				0				0
Settlements	[4]			(57)				(127)
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				963				963
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			5				5
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				56,456				57,858
Gains or losses (realized/ unrealized), included in earnings	[5]			1,630				1,630
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(888)				(213)
Gains or losses (realized/ unrealized), total				742				1,417
Purchases	[3]			615				2,023
Sales				(2,121)				(3,468)
Settlements	[4]			(6,112)				(8,250)
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				49,580				49,580
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			60				60
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				57,628				63,953
Gains or losses (realized/ unrealized), included in earnings	[5]			33				61
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			752				1,105
Gains or losses (realized/ unrealized), total				785				1,166
Purchases	[3]			35,884				41,122
Sales				(14,226)				(21,646)
Settlements	[4]			(1,609)				(6,133)
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				78,462				78,462
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			59				55
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				26,457				27,801
Gains or losses (realized/ unrealized), included in earnings	[5]			1,886				1,881
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(21)				368
Gains or losses (realized/ unrealized), total				1,865				2,249
Purchases	[3]			12,423				13,796
Sales				(5,094)				(8,195)
Settlements	[4]			0				0
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				35,651				35,651
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			1,886				1,881
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				26,457				27,801
Gains or losses (realized/ unrealized), included in earnings	[5]			1,886				1,881
Gains or losses (realized/ unrealized), included in other comprehensive income	[6]			(21)				368
Gains or losses (realized/ unrealized), total				1,865				2,249
Purchases	[3]			12,423				13,796
Sales				(5,094)				(8,195)
Settlements	[4]			0				0
Transfers in and/or out of Level 3 (net)				0				0
Ending Balance				35,651				35,651
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[5]			¥ 1,886				¥ 1,881

[1]	Principally, gains and losses from available-for-sale debt securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; equity securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" and gains and losses from accounts payable are included in "Other (income) and expense, net" respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in "Unrealized gains (losses) on investment in securities" and "Foreign currency translation adjustments", unrealized gains and losses from equity securities are included mainly in "Foreign currency translation adjustments", unrealized gains and losses from variable annuity and variable life insurance contracts are included in "Debt valuation adjustments."
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net" and gains and losses from accounts payable are included in "Other (income) and expense, net" respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[6]	Unrealized gains and losses from available-for-sale securities are included in "Unrealized gains (losses) on investment in securities" and "Foreign currency translation adjustments." Additionally, unrealized gains and losses from other securities are included mainly in "Foreign currency translation adjustments."
[7]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."
[8]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.